Cash and cash equivalents and debt financing - Additional Information (Detail) - GBP (£) £ in Millions	Jun. 30, 2021	Dec. 31, 2020
Corporate bond [member]
Disclosure of bank overdraft bonds and bank loans [line items]
Fair value of corporate bonds	£ 5,282.5	£ 5,509.1